As filed with the Securities and Exchange Commission on February 3, 2016
1933 Act Registration No. 33-35788
1940 Act Registration No. 811-06136

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 58 ☑

and/or

REGISTRATION UNDER THE

INVESTMENT COMPANY ACT OF 1940 ☑

Amendment No. 59

(Check appropriate box or boxes)

HOMESTEAD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

4301 Wilson Boulevard, Arlington, VA 22203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

(703) 907-5953

Kelly B. Whetstone, Esq.

Homestead Funds, Inc.

4301 Wilson Boulevard

Arlington, VA 22203

Copies to:

Bibb L. Strench, Esq.

Seward & Kissel LLP

901 K Street, N.W.

Washington, D.C. 20001

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:

This amendment is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 57 to Registrant’s registration statement on January 12, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Homestead Funds, Inc. (the “Fund”) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 3rd day of February, 2016.

Homestead Funds, Inc.

Stephen J. Kaszynski*

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

James F. Perna*	Chairman of the Board and Director	February 3, 2016

Stephen J. Kaszynski*	President, Chief Executive Officer and Director	February 3, 2016

Anthony M. Marinello*	Director	February 3, 2016

Anthony C. Williams*	Director	February 3, 2016

Douglas W. Johnson*	Director	February 3, 2016

Sheldon C. Petersen*	Director	February 3, 2016

Kenneth R. Meyer*	Director	February 3, 2016

Mark Rose*	Director	February 3, 2016

Peter J. Tonetti*	Director	February 3, 2016

Cynthia L. Dove*	Vice President and Chief Operations Officer	February 3, 2016

Amy M. DiMauro*	Treasurer	February 3, 2016

Kelly Bowers Whetstone*	Secretary	February 3, 2016

*By:	/s/ Danielle C. Sieverling
Danielle C. Sieverling Chief Compliance Officer Signed pursuant to Powers of Attorney

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase